Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarizes the Group’s restricted shares movement during the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	80,949	69,302	—
Vested	(11,647)	(69,302)	—
Outstanding at December 31,	69,302	—	—

To present these restricted shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	2022	2023	2024
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	10,097	4,967	—
Vested	(5,130)	(4,967)	—
Outstanding at December 31,	4,967	—	—

Summary of Company's Share Options

The following table discloses movements of the Company’s share options under the 2016 and 2023 Plans held by grantees during the years ended December 31, 2022:

	2022
	Number of Options	Weighted- average exercise price
Outstanding at January 1,	1,550,592	20.300
Granted	115,000	31.000
Exercised	(85,522)	4.600
Forfeited	(220,273)	23.200
Outstanding at December 31,	1,359,797	21.700
Exercisable at the end of the year	676,677

To present the Company's share options to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these share options would have been presented as follows during the years ended December 31, 2022, 2023 and 2024:

	2022		2023		2024
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	110,972	$283.207	97,296	$302.739	119,072	$462.205
Options granted	8,243	432.484	30,483	963.810	133,999	77.059
Exercised	(6,130)	64.175	(624)	139.682	—	—
Forfeited	(15,789)	323.665	(8,083)	57.005	(55,544)	151.835
Expired	—	—	—	—	(11,160)	3.235
Outstanding at December 31,	97,296	302.739	119,072	462.205	186,367	289.206
Exercisable at the end of the year	48,504		78,595		117,755

Summary of Share-Based Payment Transactions

The key inputs into the model were as follows:

	Years ended December
	2022	2023	2024
Grant date option fair value per share	$9.33-15.17	$1.00-51.10	—
Exercise price	$31.00	$7.00-72.00	—
Grant date option fair value per share as converted	$130.20-211.60	$14.00-712.70	$60.42
Exercise price as converted	$432.00	$94.00-1,001.00	$77.00
Expected volatility (note i)	75%-77.5%	72.5%	97%
Expected life	6.078 years	6.250 years	5.500 years
Risk-free rate	1.35%-3.98%	3.67%	4.18%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

Summary of Restricted stock

There was no restricted stock issued under the 2016 Plan during the years ended December 31, 2023 and 2024. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stock under the 2023 Plan for the year December 31, 2024.

	Year ended December 31, 2024
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2024	2,080	$541.00
Restricted stock granted	21,704	81.82
Restricted stock vested	(22,399)	96.07
Restricted stock forfeited	(277)	541.00
Outstanding at December 31, 2024	1,108	$541.00
Exercisable at the end of the year	—